Retirement Benefits	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Retirement Benefits
24. Retirement Benefits
The Company has a qualified 401(k) plan available to all U.S. employees who meet certain eligibility requirements. The 401(k) plan allows each employee to contribute up to the annual maximum allowed under the Internal Revenue Code. The Company has the discretion to make matching contributions up to 6% of the employee’s earning
s
. For the years ended December 31, 2019, 2018 and 2017, the amounts expensed under the plan were $2,908, $2,556 and $2,805, respectively.